T. ROWE PRICE All-Cap Opportunities Portfolio
September 30, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.1%
COMMUNICATION
SERVICES  14.1%
Entertainment  3.9%
Netflix (1) 13,524 16,214
ROBLOX, Class A (1) 24,300 3,366
Spotify Technology (1) 4,100 2,862
22,442
Interactive Media & Services  9.2%
Alphabet, Class C  86,320 21,023
Meta Platforms, Class A  30,742 22,576
Pinterest, Class A (1) 79,200 2,548
Tencent Holdings (HKD)  30,800 2,625
Tencent Holdings, ADR  48,132 4,098
52,870
Wireless Telecommunication
Services  1.0%
T-Mobile U.S.  23,697 5,673
5,673
Total Communication Services 80,985
CONSUMER
DISCRETIONARY  13.6%
Automobiles  2.1%
Ferrari  11,700 5,677
Tesla (1) 14,200 6,315
11,992
Broadline Retail  4.4%
Amazon.com (1) 55,194 12,119
MercadoLibre (1) 962 2,248
Sea, ADR (1) 60,577 10,827
25,194
Hotels, Restaurants &
Leisure  4.2%
Booking Holdings  976 5,270
Cava Group (1) 53,500 3,232
Hilton Worldwide Holdings  6,707 1,740
Marriott International, Class A  14,903 3,881
McDonald's  12,927 3,928
Planet Fitness, Class A (1) 54,950 5,704
23,755
Leisure Products  0.0%
Rad Power Bikes, Class A,
Acquisition Date: 9/16/21,
Cost $885 (1)(2)(3) 92,335 15
15
Specialty Retail  2.9%
Carvana (1) 14,868 5,609
Floor & Decor Holdings, Class A (1) 21,100 1,555
Home Depot  23,234 9,414
16,578
Total Consumer Discretionary 77,534
Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  0.6%
Household Products  0.6%
Colgate-Palmolive  40,400 3,230
Total Consumer Staples 3,230
ENERGY  0.8%
Oil, Gas & Consumable
Fuels  0.8%
Permian Resources  140,257 1,795
Uranium Energy (1) 186,721 2,491
Total Energy 4,286
FINANCIALS  17.2%
Banks  5.9%
Bank of America  235,951 12,173
Citigroup  65,488 6,647
JPMorgan Chase  30,961 9,766
Western Alliance Bancorp  59,460 5,156
33,742
Capital Markets  4.6%
Charles Schwab  43,524 4,155
CME Group  26,576 7,181
Evercore, Class A  11,837 3,993
Moody's  7,200 3,431
Morgan Stanley  43,100 6,851
Robinhood Markets, Class A (1) 6,400 916
26,527
Consumer Finance  0.0%
Capital One Financial  252 54
54
Financial Services  4.0%
Mastercard, Class A  15,900 9,044
Visa, Class A  40,948 13,979
23,023
Insurance  2.7%
Axis Capital Holdings  19,500 1,868
Chubb  23,028 6,500
Marsh & McLennan  34,898 7,033
15,401
Total Financials 98,747
HEALTH CARE  8.4%
Biotechnology  4.4%
AbbVie  19,200 4,446
Argenx, ADR (1) 2,473 1,824
Avidity Biosciences (1) 33,217 1,447
Caris Life Sciences, Acquisition
Date: 5/11/21, Cost $292 (1)(3) 15,437 467
Gilead Sciences  47,851 5,311
Insmed (1) 35,414 5,100
Merus (1) 6,614 623
Natera (1) 16,524 2,660
Soleno Therapeutics (1) 48,248 3,261

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Treeline Biosciences, Warrants,
8/21/35, Acquisition Date: 8/21/25,
Cost $— (1)(2)(3) 2,333 17
25,156
Health Care Equipment &
Supplies  1.5%
IDEXX Laboratories (1) 5,874 3,753
Intuitive Surgical (1) 3,261 1,458
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $483 (1)(2)(3) 128,372 40
Stryker  9,327 3,448
8,699
Health Care Providers &
Services  2.0%
Cencora  18,126 5,665
Cigna Group  20,600 5,938
11,603
Life Sciences Tools &
Services  0.5%
Repligen (1) 20,973 2,803
2,803
Total Health Care 48,261
INDUSTRIALS & BUSINESS
SERVICES  6.0%
Aerospace & Defense  1.2%
Firefly Aerospace (1) 6,308 185
General Electric  22,043 6,631
6,816
Commercial Services &
Supplies  0.6%
Waste Connections  19,205 3,376
3,376
Electrical Equipment  0.9%
Vertiv Holdings, Class A  34,200 5,159
5,159
Machinery  1.7%
Caterpillar  9,000 4,295
Deere  9,371 4,285
Middleby (1) 9,954 1,323
9,903
Professional Services  1.6%
Dayforce (1) 67,613 4,658
TransUnion  29,493 2,471
Upwork (1) 94,778 1,760
8,889
Total Industrials & Business Services 34,143
INFORMATION
TECHNOLOGY  34.1%
Electronic Equipment,
Instruments & Components  1.0%
Amphenol, Class A  45,367 5,614
5,614
Shares $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor
Equipment  12.8%
Analog Devices  15,200 3,735
Broadcom  48,222 15,909
Intel (1) 45,600 1,530
NVIDIA  249,251 46,505
Taiwan Semiconductor
Manufacturing, ADR  20,649 5,767
73,446
Software  13.8%
AppLovin, Class A (1) 8,227 5,911
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $349 (1)(2)(3) 205 337
CyberArk Software (1) 6,786 3,279
Fortinet (1) 60,994 5,128
InterDigital  2,212 764
Microsoft  87,623 45,384
Monday.com (1) 9,400 1,821
OpenAI, Rights, Acquisition Date:
8/15/25, Cost $179 (1)(2)(3)(4) 179,022 283
Palantir Technologies, Class A (1) 14,300 2,609
Palo Alto Networks (1) 20,800 4,235
ServiceNow (1) 7,136 6,567
Zscaler (1) 9,800 2,937
79,255
Technology Hardware, Storage &
Peripherals  6.5%
Apple  145,904 37,152
37,152
Total Information Technology 195,467
MATERIALS  1.4%
Metals & Mining  1.4%
ERO Copper (CAD) (1) 133,040 2,695
MP Materials (1) 27,838 1,867
Southern Copper  28,532 3,463
Total Materials 8,025
REAL ESTATE  1.0%
Real Estate Management &
Development  0.5%
CBRE Group, Class A (1) 18,541 2,921
2,921
Specialized Real Estate
Investment Trusts  0.5%
Crown Castle, REIT  30,981 2,989
2,989
Total Real Estate 5,910
UTILITIES  0.9%
Multi-Utilities  0.5%
CMS Energy  38,778 2,841
2,841

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Water Utilities  0.4%
American Water Works  15,800 2,199
2,199
Total Utilities 5,040
Total Common Stocks (Cost
$365,740) 561,628
CONVERTIBLE PREFERRED STOCKS  1.1%
COMMUNICATION
SERVICES  0.5%
Interactive Media & Services  0.5%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $386 (1)(2)(3) 7,838 3,024
Total Communication Services 3,024
HEALTH CARE  0.1%
Biotechnology  0.1%
Treeline Biosciences, Series
A, Acquisition Date: 9/26/22,
Cost $60 (1)(2)(3) 7,690 56
Treeline Biosciences, Series
A-1, Acquisition Date: 10/2/24,
Cost $241 (1)(2)(3) 27,963 204
Treeline Biosciences, Series
A-2, Acquisition Date: 8/21/25,
Cost $134 (1)(2)(3) 15,552 113
Total Health Care 373
INDUSTRIALS & BUSINESS
SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series
A-8, Acquisition Date: 3/24/21,
Cost $541 (1)(2)(3) 13,634 3
ABL Space Systems, Series
A-9, Acquisition Date: 10/22/21,
Cost $232 (1)(2)(3) 3,810 1
Total Industrials & Business Services 4
INFORMATION
TECHNOLOGY  0.4%
Software  0.4%
Canva, Series A, Acquisition Date:
11/4/21, Cost $20 (1)(2)(3) 12 20
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $569 (1)(2)(3) 6,150 922
Perplexity, Series E-1, Acquisition
Date: 6/4/25, Cost $663 (1)(2)(3) 1,346 663
Waymo, Series A-2, Acquisition
Date: 5/8/20, Cost $747 (1)(2)(3) 8,696 921
Total Information Technology 2,526
Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $441 (1)(2)(3) 9,305 438
Total Materials 438
Total Convertible Preferred Stocks
(Cost $4,034) 6,365
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve
Fund, 4.16% (5)(6) 5,152,446 5,152
Total Short-Term Investments
(Cost $5,152) 5,152
Total Investments in
Securities  100.1%
(Cost $374,926) $ 573,145
Other Assets Less Liabilities
(0.1)% (448)
Net Assets 100.0% $ 572,697

T. ROWE PRICE All-Cap Opportunities Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $7,524 and represents 1.3% of net assets.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.16% $ — # $ — $ 284 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government Reserve Fund, 4.16% $ 5,302 ¤ ¤ $ 5,152 ^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $284 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $5,152.

T. Rowe Price All-Cap Opportunities Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The All-Cap Opportunities Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price All-Cap Opportunities Portfolio

decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 555,149 $ 5,787 $ 692 $ 561,628
Convertible Preferred Stocks — — 6,365 6,365
Short-Term Investments 5,152 — — 5,152
Total $ 560,301 $ 5,787 $ 7,057 $ 573,145

T. Rowe Price All-Cap Opportunities Portfolio

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2025. Gain (loss)
reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $1,464,000 for the period ended
September 30, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E302-054Q3 09/25
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 342 $ 171 $ 179 $ — $ 692
Convertible Preferred Stocks 4,452 1,408 797 (292) 6,365
Total $ 4,794 $ 1,579 $ 976 $ (292) $ 7,057